RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from Related Parties		$ 108,433
Due to Affiliates		383,422	$ 7,000
Incurred To Related Parties		877,465	7,000
Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Expenses incurred To Related Parties	[1]	731,315	6,000
Due from Related Parties	[1]	0
Due to Affiliates	[1]	79,645	6,000
Acquisition Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred To Related Parties	[2]	474,121	0
Due from Related Parties	[2]	0
Due to Affiliates	[2]	0	0
Asset Management Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred To Related Parties	[2],[3]	116,952	0
Due from Related Parties	[2],[3]	0
Due to Affiliates	[2],[3]	29,577	0
Costs Advanced By The Sponsor [Member]
Related Party Transaction [Line Items]
Expenses incurred To Related Parties	[4]	0	1,000
Due from Related Parties	[4]	0
Due to Affiliates	[4]	0	1,000
Expense reimbursements from Sponsor [Member]
Related Party Transaction [Line Items]
Expenses incurred To Related Parties			0
Due from Related Parties		79,862
Due to Affiliates		0	0
Incurred To Related Parties		(951,601)
Waiver of Assets Management Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred To Related Parties	[3]		0
Due from Related Parties	[3]	0
Due to Affiliates	[3]	0	0
Incurred To Related Parties	[3]	(27,501)
Capitalized Acquisition Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred To Related Parties		505,608	0
Due from Related Parties		0
Due to Affiliates		274,200	0
Costs reimbursable from Rich Uncles REIT I [Member]
Related Party Transaction [Line Items]
Expenses incurred To Related Parties	[5]	28,571
Due from Related Parties	[5]	28,571
Due to Affiliates	[5]	$ 0

[1]	As of December 31, 2016, the Sponsor had incurred $1,881,958 of organizational and offering costs on behalf of the Company. However, the Company is only obligated to reimburse the Sponsor for such organizational and offering costs to the extent of 3% of gross offering proceeds. The payable related to this obligation at December 31, 2016 is reflected in “Due to affiliates” on the consolidated balance sheets.
[2]	Included in fees to affiliates in the accompanying consolidated statements of operations.
[3]	To the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly Asset Management Fee, the Advisor will be deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets. For the year December 31, 2016, the Advisor deferred and waived $27,501 of asset management fees, which will not subject to future recoupment by the Advisor.
[4]	The Sponsor advanced $1,000 to the Company related to the opening of a bank account, which is reflected in “Due to affiliates” on the consolidated balance sheet.
[5]	The Company incurred $28,571 of costs in conjunction with due diligence for a property acquisition which are owed to the Company from Rich Uncles REIT I as of December 31, 2016 and reflected in “Due from affiliates” on the consolidated balance sheet.